Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Equity Award Activity

A summary of the equity award activity under the 1999 Plan and 2010 Plan for the year ended December 31, 2012 is stated below:

Options Granted to Employees	Number of Shares (*)	Weighted- Average per Share Exercise Price		Weighted- Average Grant-date Fair Value per Share		Weighted Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value

Outstanding, December 31, 2011	9,874,672	US$	7.21	US$	3.31	7.92	US$	73,010

Granted	2,074,400		13.07		4.29
Forfeited	(180,320)		10.77		5.04
Expired	(42,082)		8.08		2.85
Exercised	(2,199,817)		5.70		2.70		US$	42,458
Outstanding, December 31, 2012	9,526,853		8.76		3.64	7.72	US$	154,723

Vested and expected to vest at December 31, 2012	9,526,853		8.76		3.64	7.72	US$	154,723

Exercisable at December 31, 2012	5,330,891		6.37		2.79	7.03	US$	118,416

*	Included both Class A and Class B ordinary shares.

Assumptions Used to Estimate Fair Value

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2010	2011	2012

Risk-free interest rate	1.96%	—	1.5%-1.8%
Dividend yield	—	—	8.35% and 11.15%
Expected volatility range	50.86%	—	59.88%-61.64%
Weighted average expected life	6.35 years	—	8.15 years
Estimated forfeiture rate	3%	—	0%
Fair value of ordinary share	$6.92-$10.63	—	$4.10-$9.00
Suboptimal exercise factor	1.5	—	1.5-2.5

Share - Based Compensation Expense

Total share-based compensation expense of share-based awards granted to employees and directors is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Cost of revenues	749	1,103	1,162
Selling expenses	1,035	1,506	1,626
General and administrative expenses	3,291	4,561	4,361

	5,075	7,170	7,149